Accounts payable	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Accounts payable
12.	Accounts payable

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Accounts payable	3,009	2,554
Other accrued liabilities	8,615	7,498

Total accounts payable	11,624	10,052

Other accrued liabilities classified within accounts payable mainly relate to outstanding invoices totaling €8.6 million and €7.5 million as of December 31, 2021 and 2020, respectively.